Document and Entity Information	12 Months Ended
May 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2012
Registrant Name	VALUED ADVISERS TRUST
Central Index Key	0001437249
Amendment Flag	false
Document Creation Date	May 30, 2013
Document Effective Date	May 30, 2013
Prospectus Date	May 30, 2013